Cat Financial Financing Activities (Details 7) (Finance Receivables, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contracts	Dec. 31, 2013 Contracts	Dec. 31, 2012 Contracts
Customer
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	164	194	199
Pre-TDR Outstanding Recorded Investment	$ 373	$ 295	$ 284
Post-TDR Outstanding Recorded Investment	360	299	284
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts)	68	26	67
Post-TDR Recorded Investment	4	7	26
Customer | North America
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	34	62	98
Pre-TDR Outstanding Recorded Investment	12	9	15
Post-TDR Outstanding Recorded Investment	7	9	15
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts)	11	19	49
Post-TDR Recorded Investment	1	4	4
Customer | Europe
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	8	51	21
Pre-TDR Outstanding Recorded Investment	7	7	8
Post-TDR Outstanding Recorded Investment	7	7	8
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts)	46	5	0
Post-TDR Recorded Investment	2	0	0
Customer | Asia Pacific
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	2	3	12
Pre-TDR Outstanding Recorded Investment	0	1	3
Post-TDR Outstanding Recorded Investment	0	1	3
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts)	0	0	2
Post-TDR Recorded Investment	0	0	1
Customer | Mining
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	51	45	0
Pre-TDR Outstanding Recorded Investment	185	123	0
Post-TDR Outstanding Recorded Investment	176	123	0
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts)	0	0	0
Post-TDR Recorded Investment	0	0	0
Customer | Latin America
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	51	16	41
Pre-TDR Outstanding Recorded Investment	32	2	5
Post-TDR Outstanding Recorded Investment	31	2	5
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts)	11	0	0
Post-TDR Recorded Investment	1	0	0
Customer | Caterpillar Power Finance
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	18	17	27
Pre-TDR Outstanding Recorded Investment	137	153	253
Post-TDR Outstanding Recorded Investment	139	157	253
Additional funds loaned not recorded as TDRs	0	25	24
Remaining commitments	0
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts (in contracts)	0	2	16
Post-TDR Recorded Investment	$ 0	$ 3	$ 21
Dealer
Loan and finance lease receivables modified as TDRs
Number of Contracts (in contracts)	0	0	0